Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,263	$ 6,813	$ 9,000
Less: accumulated depreciation and amortization	(1,860)	(3,700)	(3,428)
Total property and equipment, net	403	3,113	5,572
Laboratory equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,732	3,480	5,184
Furniture
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	230	371	793
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	13	208	208
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 288	$ 2,754	$ 2,815